iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 19.9%
4DMedical Ltd.
(a)(b)
........................ 116,445 $ 344,742
Abacus Group ........................... 113,214 83,386
Abacus Storage King ...................... 111,322 114,392
AGL Energy Ltd. ......................... 162,998 1,129,407
Alkane Resources Ltd.
(b)
.................... 292,696 324,327
Alpha HPA Ltd.
(a)(b)
........................ 273,565 125,412
ALS Ltd. ............................... 138,912 2,169,088
Amotiv Ltd.
(a)
............................ 36,016 167,518
AMP Ltd. .............................. 666,342 707,416
Ampol Ltd. ............................. 64,489 1,632,898
Ansell Ltd. ............................. 38,555 739,612
ANZ Group Holdings Ltd. ................... 818,119 21,730,476
APA Group ............................. 355,165 2,653,158
Arafura Rare Earths Ltd.
(b)
................... 976,888 257,468
ARB Corp. Ltd. .......................... 20,585 278,363
Arena REIT ............................. 98,761 236,679
Aristocrat Leisure Ltd. ...................... 149,403 5,140,281
ASX Ltd. .............................. 53,700 2,350,609
Atlas Arteria Ltd. ......................... 280,148 970,769
AUB Group Ltd. .......................... 35,238 656,268
Aurizon Holdings Ltd. ...................... 479,244 1,447,805
Aussie Broadband Ltd. ..................... 54,136 209,447
Austal Ltd.
(b)
............................ 76,064 229,366
Bank of Queensland Ltd. .................... 184,907 897,646
Bapcor Ltd. ............................. 145,494 59,593
Beach Energy Ltd. ........................ 476,142 404,449
Bega Cheese Ltd. ........................ 62,677 250,613
Bellevue Gold Ltd.
(b)
....................... 414,582 450,754
Bendigo & Adelaide Bank Ltd. ................ 153,760 1,188,580
BHP Group Ltd. .......................... 1,377,495 54,520,347
BlueScope Steel Ltd. ...................... 116,737 2,537,743
Brambles Ltd. ........................... 366,862 5,977,089
Bravura Solutions Ltd. ..................... 90,055 139,151
Brazilian Rare Earths Ltd.
(b)
.................. 33,309 119,424
Breville Group Ltd. ........................ 27,495 601,168
BWP Property Group Ltd. ................... 160,129 453,287
Capricorn Metals Ltd. ...................... 111,658 925,789
CAR Group Ltd. .......................... 102,906 1,898,288
Catalyst Metals Ltd.
(a)(b)
..................... 73,309 281,039
Catapult Sports Ltd.
(a)(b)
..................... 65,160 155,554
Centuria Capital Group ..................... 194,436 239,228
Centuria Industrial REIT .................... 157,681 341,944
Challenger Ltd. .......................... 138,618 862,782
Champion Iron Ltd. ....................... 104,598 361,345
Charter Hall Group ........................ 121,302 1,786,303
Charter Hall Long Wale REIT ................. 156,925 398,523
Charter Hall Retail REIT .................... 137,200 389,290
Charter Hall Social Infrastructure REIT .......... 80,363 150,429
Clarity Pharmaceuticals Ltd.
(a)(b)
............... 80,039 167,508
Cleanaway Waste Management Ltd. ............ 604,168 969,258
Cochlear Ltd. ........................... 17,450 1,187,320
Codan Ltd. ............................. 31,210 945,786
Coles Group Ltd. ......................... 361,284 5,758,143
Collins Foods Ltd. ........................ 33,449 197,710
Commonwealth Bank of Australia .............. 453,737 57,151,179
Computershare Ltd. ....................... 139,105 3,056,024
Corporate Travel Management Ltd.
(b)(c)
........... 26,152 247,529
Credit Corp. Group Ltd. ..................... 17,705 138,088
Cromwell Property Group ................... 403,079 116,537
CSL Ltd. ............................... 132,218 11,934,070
Data#3 Ltd. ............................. 34,127 200,664
Deep Yellow Ltd.
(b)
........................ 252,674 338,481
Security Shares Value
a
Australia (continued)
Deterra Royalties Ltd. ...................... 115,219 $ 347,026
Develop Global Ltd.
(b)
...................... 75,293 292,586
Dexus ................................ 280,134 1,263,727
Dexus Industria REIT ...................... 42,760 76,436
Dicker Data Ltd. .......................... 37,995 244,311
DigiCo Infrastructure REIT ................... 108,887 190,647
Domino's Pizza Enterprises Ltd. ............... 16,096 193,029
Downer EDI Ltd. ......................... 181,480 975,169
DroneShield Ltd.
(a)(b)
....................... 233,020 607,436
Dyno Nobel Ltd. .......................... 481,030 1,142,206
Eagers Automotive Ltd. ..................... 45,033 786,084
Elders Ltd. ............................. 53,136 275,382
Electro Optic Systems Holdings Ltd.
(b)
........... 39,317 260,377
Elevra Lithium Ltd.
(a)(b)
...................... 38,484 382,909
Emerald Resources NL
(b)
.................... 138,910 586,255
Endeavour Group Ltd. ..................... 406,609 984,401
Evolution Mining Ltd. ...................... 546,669 4,833,180
EVT Ltd. ............................... 20,996 183,616
Firefinch Ltd.
(b)(c)
.......................... 298,353 2
FireFly Metals Ltd.
(b)
....................... 177,769 256,642
Flight Centre Travel Group Ltd.
(a)
.............. 51,736 385,520
Fortescue Ltd. ........................... 462,330 6,663,595
Gemlife Communities Group
(b)
................ 54,467 182,343
Generation Development Group Ltd. ............ 89,395 255,093
Genesis Minerals Ltd.
(b)
..................... 271,977 1,171,922
Goodman Group ......................... 554,957 12,023,555
GPT Group (The) ......................... 512,008 1,765,836
GrainCorp Ltd., Class A .................... 61,420 273,276
Growthpoint Properties Australia Ltd. ............ 69,980 110,756
Guzman y Gomez Ltd.
(a)
.................... 13,249 176,950
Hansen Technologies Ltd. ................... 54,005 196,389
Harvey Norman Holdings Ltd. ................ 151,494 495,140
Helia Group Ltd. ......................... 81,332 316,512
HMC Capital Ltd. ......................... 99,158 179,739
HomeCo Daily Needs REIT .................. 455,753 419,188
HUB24 Ltd. ............................. 22,632 1,384,885
IDP Education Ltd. ........................ 70,084 168,409
IGO Ltd.
(b)
.............................. 181,120 996,575
Iluka Resources Ltd. ....................... 107,656 640,504
Imdex Ltd. ............................. 154,790 455,327
Ingenia Communities Group ................. 100,818 292,188
Inghams Group Ltd. ....................... 102,407 139,778
Insurance Australia Group Ltd. ................ 628,885 3,419,939
IperionX Ltd.
(b)
........................... 96,720 295,025
IPH Ltd. ............................... 62,266 163,664
IRESS Ltd. ............................. 47,840 235,510
JB Hi-Fi Ltd. ............................ 28,998 1,619,449
Judo Capital Holdings Ltd.
(b)
.................. 300,024 311,884
Karoon Energy Ltd. ....................... 215,293 339,391
Kelsian Group Ltd. ........................ 44,056 121,798
Kingsgate Consolidated Ltd. ................. 52,239 238,332
L1 Group Ltd. ........................... 218,688 177,335
Lendlease Corp. Ltd. ...................... 140,767 343,355
Leo Lithium Ltd.
(b)(c)
....................... 292,832 2
Liontown Ltd.
(a)(b)
......................... 533,624 934,318
Lottery Corp. Ltd. (The) ..................... 593,886 2,377,390
Lovisa Holdings Ltd. ....................... 19,276 333,714
Lynas Rare Earths Ltd.
(b)
.................... 247,405 3,509,730
MA Financial Group Ltd. .................... 35,886 181,886
Maas Group Holdings Ltd.
(a)
.................. 53,047 169,518
Macmahon Holdings Ltd. .................... 194,580 102,264
Macquarie Group Ltd. ...................... 98,662 16,949,361
Macquarie Technology Group Ltd.
(b)
............ 3,640 184,497
Mader Group Ltd.
(a)
....................... 13,996 75,775

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Australia (continued)
Magellan Financial Group Ltd. ................ 56,389 $ 418,084
McMillan Shakespeare Ltd.
(a)
................. 13,180 150,718
Medibank Pvt Ltd. ........................ 726,396 2,469,987
Megaport Ltd.
(a)(b)
......................... 45,663 309,263
Mesoblast Ltd.
(a)(b)
........................ 235,691 368,419
Metcash Ltd. ............................ 320,733 631,576
Mineral Resources Ltd.
(b)
.................... 47,756 2,247,890
Mirvac Group ........................... 1,086,847 1,342,741
Monadelphous Group Ltd. ................... 26,796 544,244
Myer Holdings Ltd.
(a)
....................... 340,070 63,657
Nanosonics Ltd.
(a)(b)
....................... 74,845 187,620
National Australia Bank Ltd. .................. 833,393 24,108,164
Netwealth Group Ltd. ...................... 38,695 664,564
Neuren Pharmaceuticals Ltd.
(a)(b)
............... 28,519 259,314
New Hope Corp. Ltd. ...................... 135,666 535,247
NEXTDC Ltd.
(b)
.......................... 203,783 2,115,256
nib holdings Ltd. ......................... 131,543 635,271
Nick Scali Ltd. ........................... 21,300 232,156
Nickel Industries Ltd.
(b)
..................... 643,450 488,018
Nine Entertainment Co. Holdings Ltd. ........... 349,172 241,610
Northern Star Resources Ltd. ................. 371,409 5,693,043
NRW Holdings Ltd. ....................... 111,320 496,351
Nufarm Ltd.
(b)
........................... 92,675 164,484
Objective Corp. Ltd.
(a)
...................... 8,718 72,623
Ora Banda Mining Ltd.
(b)
.................... 377,753 369,321
Orica Ltd. .............................. 123,058 1,876,944
Origin Energy Ltd. ........................ 464,338 4,060,222
Orora Ltd. .............................. 355,374 339,280
Paladin Energy Ltd.
(a)(b)
..................... 117,097 998,307
Pantoro Gold Ltd.
(b)
....................... 85,478 204,371
Perenti Ltd. ............................. 250,384 338,892
Perpetual Ltd. ........................... 37,100 448,381
Perseus Mining Ltd. ....................... 356,206 1,427,563
PEXA Group Ltd.
(a)(b)
....................... 34,867 316,814
Pinnacle Investment Management Group Ltd. ...... 53,464 583,829
PLS Group Ltd.
(a)(b)
........................ 868,792 3,865,615
PolyNovo Ltd.
(a)(b)
......................... 157,643 114,999
Predictive Discovery Ltd.
(b)
................... 909,500 612,526
Premier Investments Ltd. ................... 26,261 235,882
Pro Medicus Ltd. ......................... 15,379 1,509,412
PWR Holdings Ltd.
(a)
...................... 22,926 144,206
Qantas Airways Ltd. ....................... 196,135 1,199,246
QBE Insurance Group Ltd. .................. 406,689 6,587,494
Qube Holdings Ltd. ....................... 459,333 1,672,487
Ramelius Resources Ltd. ................... 513,996 1,275,724
Ramsay Health Care Ltd. ................... 52,148 1,475,111
REA Group Ltd. .......................... 14,134 1,749,858
Redox Ltd. ............................. 49,637 116,857
Reece Ltd. ............................. 55,858 556,867
Region Group ........................... 324,968 543,421
Regis Healthcare Ltd. ...................... 58,574 279,590
Regis Resources Ltd. ...................... 205,087 1,051,593
Reliance Worldwide Corp. Ltd. ................ 218,607 518,423
Resolute Mining Ltd.
(b)
..................... 553,128 473,326
Rio Tinto Ltd. ........................... 100,746 12,340,333
Sandfire Resources Ltd.
(b)
................... 122,827 1,483,947
Santos Ltd. ............................. 865,831 4,988,392
Scentre Group ........................... 1,395,933 3,751,138
SEEK Ltd. ............................. 95,140 955,070
Service Stream Ltd. ....................... 153,179 215,959
SGH Ltd. .............................. 55,038 1,558,830
Sigma Healthcare Ltd. ..................... 1,381,285 2,792,534
Silex Systems Ltd.
(b)
....................... 61,457 253,834
Sims Ltd. .............................. 45,182 682,839
Security Shares Value
a
Australia (continued)
SiteMinder Ltd.
(b)
......................... 64,181 $ 143,901
SmartGroup Corp. Ltd. ..................... 38,599 251,744
Sonic Healthcare Ltd. ...................... 126,836 1,814,849
South32 Ltd. ............................ 1,221,875 3,621,084
SRG Global Ltd. ......................... 164,570 343,749
Stanmore Resources Ltd. ................... 107,433 182,250
Steadfast Group Ltd. ...................... 276,102 849,243
Stockland .............................. 639,845 1,876,472
Suncorp Group Ltd. ....................... 291,714 3,630,199
Super Retail Group Ltd. .................... 47,765 410,709
Superloop Ltd.
(b)
......................... 127,880 312,311
Supply Network Ltd.
(a)
...................... 5,536 127,591
Tabcorp Holdings Ltd. ...................... 607,765 499,531
Technology One Ltd. ...................... 82,029 1,690,252
Telix Pharmaceuticals Ltd.
(a)(b)
................ 73,347 806,708
Telstra Group Ltd. ........................ 1,070,711 4,112,089
Temple & Webster Group Ltd.
(b)
............... 25,762 107,203
Transurban Group ........................ 838,113 8,494,073
Treasury Wine Estates Ltd. .................. 203,743 640,374
Tuas Ltd.
(b)
............................. 75,790 326,095
Vault Minerals Ltd. ........................ 277,046 924,297
Ventia Services Group Pty Ltd. ................ 227,989 877,685
Vicinity Ltd. ............................. 1,077,508 1,959,420
Virgin Australia Holdings Ltd.
(b)
................ 78,497 122,635
Viva Energy Group Ltd.
(d)
................... 319,957 566,669
Vulcan Energy Resources Ltd.
(a)(b)
.............. 101,696 289,577
Vulcan Steel Ltd. ......................... 17,702 65,944
WA1 Resources Ltd.
(b)
..................... 10,635 113,919
Washington H Soul Pattinson & Co. Ltd. ......... 90,562 2,761,593
Waypoint REIT Ltd. ....................... 159,082 283,891
WEB Travel Group Ltd.
(b)
.................... 94,109 181,941
Wesfarmers Ltd. ......................... 308,673 16,397,434
West African Resources Ltd.
(b)
................ 280,861 611,551
Westgold Resources Ltd. ................... 256,396 1,018,198
Westpac Banking Corp. .................... 927,078 25,936,550
Whitehaven Coal Ltd. ...................... 211,376 1,291,641
WiseTech Global Ltd. ...................... 55,060 1,734,144
Woodside Energy Group Ltd. ................. 517,432 12,370,578
Woolworths Group Ltd. ..................... 328,848 8,165,458
Worley Ltd. ............................. 135,920 1,164,321
Xero Ltd.
(b)
............................. 46,190 2,712,656
Yancoal Australia Ltd. ...................... 107,472 591,141
Zip Co. Ltd.
(a)(b)
.......................... 365,179 658,449
495,606,436
a
China  — 0.1%
HBM Holdings Ltd.
(b)(d)
...................... 197,000 327,560
Mobvista, Inc.
(b)(d)
......................... 126,000 263,471
United Energy Group Ltd. ................... 3,656,000 224,051
Wharf Holdings Ltd. (The) ................... 290,898 960,437
1,775,519
a
Hong Kong  — 5.3%
AIA Group Ltd. .......................... 2,844,200 31,225,798
ASMPT Ltd. ............................ 81,800 1,713,498
Bank of East Asia Ltd. (The) ................. 269,400 470,526
BOC Hong Kong Holdings Ltd. ................ 991,500 5,703,295
Bright Smart Securities & Commodities Group Ltd.
(a)(b)
196,000 311,110
Brightoil Petroleum Holdings Ltd.
(a)(b)(c)
........... 763,800 1
Champion REIT .......................... 497,000 148,400
Chow Sang Sang Holdings International Ltd. ...... 148,000 221,997
CITIC Telecom International Holdings Ltd. ........ 411,000 145,877
CK Asset Holdings Ltd. ..................... 519,072 3,269,764
CK Hutchison Holdings Ltd. .................. 727,572 6,075,361
CK Infrastructure Holdings Ltd. ................ 178,500 1,502,717

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hong Kong (continued)
CK Life Sciences Int'l Holdings, Inc.
(b)
........... 936,000 $ 86,307
CLP Holdings Ltd. ........................ 455,000 4,374,971
Comba Telecom Systems Holdings Ltd. .......... 528,000 102,876
Cowell e Holdings, Inc.
(b)
.................... 91,000 368,496
Crystal International Group Ltd.
(d)
.............. 154,500 131,133
CTF Services Ltd. ........................ 377,900 392,254
Dah Sing Banking Group Ltd. ................. 116,400 187,332
Dah Sing Financial Holdings Ltd. .............. 68,000 357,863
Deep Source Holdings Ltd.
(a)(b)
................ 1,330,000 135,816
DFI Retail Group Holdings Ltd. ................ 113,700 475,266
Envision Greenwise Holdings Ltd.
(a)(b)
........... 519,000 205,051
First Pacific Co. Ltd. ....................... 722,000 506,586
Fortune REIT ........................... 511,000 317,828
Futu Holdings Ltd., ADR .................... 15,419 2,382,390
FWD Group Holdings Ltd.
(a)(b)
................. 52,000 201,541
Galaxy Entertainment Group Ltd. .............. 532,000 2,269,705
Great Eagle Holdings Ltd. ................... 53,000 120,704
Guotai Junan International Holdings Ltd.
(a)
........ 989,000 306,405
Hang Lung Group Ltd. ..................... 216,000 445,927
Hang Lung Properties Ltd. ................... 492,000 578,413
Health & Happiness H&H International Holdings Ltd. . 47,500 87,050
Henderson Land Development Co. Ltd. .......... 390,970 1,545,390
HKBN Ltd. ............................. 113,500 104,335
HKT Trust & HKT Ltd., Class SS ............... 1,050,720 1,704,426
Hong Kong & China Gas Co. Ltd. .............. 3,037,525 2,812,208
Hong Kong Exchanges & Clearing Ltd. .......... 277,600 14,785,727
Hongkong Land Holdings Ltd. ................ 297,600 2,352,835
Hsin Chong Group Holdings Ltd.
(b)(c)
............ 1,002,000 1
Hysan Development Co. Ltd. ................. 179,000 448,717
Impro Precision Industries Ltd.
(d)
............... 127,000 169,161
Jardine Matheson Holdings Ltd. ............... 44,500 3,033,667
Jiaxin International Resources Investment Ltd.
(a)(b)
... 28,400 300,675
Johnson Electric Holdings Ltd. ................ 105,500 286,292
JS Global Lifestyle Co. Ltd.
(b)(d)
................ 420,500 92,341
Kerry Properties Ltd. ...................... 183,000 557,006
KLN Logistics Group Ltd. ................... 100,651 86,691
Link REIT .............................. 718,800 3,619,368
Luk Fook Holdings International Ltd. ............ 109,000 312,604
Man Wah Holdings Ltd. ..................... 562,000 305,952
Melco International Development Ltd.
(b)
.......... 306,500 167,709
Melco Resorts & Entertainment Ltd., ADR
(b)
....... 44,029 254,047
MGM China Holdings Ltd. ................... 258,400 387,900
MTR Corp. Ltd. .......................... 427,500 1,826,779
New World Development Co. Ltd.
(b)
............. 407,000 444,136
OSL Group Ltd.
(a)(b)
........................ 207,500 333,534
Pacific Basin Shipping Ltd. .................. 1,359,000 530,934
PAX Global Technology Ltd. .................. 186,000 92,614
PCCW Ltd. ............................. 1,201,000 928,251
Power Assets Holdings Ltd. .................. 379,500 3,136,216
Realord Group Holdings Ltd.
(b)
................ 160,000 228,790
Sands China Ltd. ......................... 651,200 1,366,317
Sino Land Co. Ltd. ........................ 1,012,000 1,622,812
SITC International Holdings Co. Ltd. ............ 371,000 1,553,366
SJM Holdings Ltd.
(a)(b)
...................... 967,000 255,440
SmarTone Telecommunications Holdings Ltd. ...... 157,500 100,945
Stella International Holdings Ltd.
(a)
............. 184,500 350,038
Sun Hung Kai Properties Ltd. ................. 392,000 6,862,774
SUNeVision Holdings Ltd.
(a)
.................. 237,000 186,560
Swire Pacific Ltd., Class A ................... 99,500 1,082,260
Techtronic Industries Co. Ltd. ................. 402,500 5,836,128
Time Interconnect Technology Ltd. ............. 184,000 486,191
TS Lines Ltd. ........................... 81,000 83,560
United Laboratories International Holdings Ltd. (The)
(a)
336,000 404,038
Vitasoy International Holdings Ltd. ............. 194,000 153,425
Security Shares Value
a
Hong Kong (continued)
Viva Goods Company Ltd.
(b)
.................. 1,496,000 $ 112,689
Vobile Group Ltd.
(a)(b)
...................... 646,000 260,095
VSTECS Holdings Ltd. ..................... 238,000 311,793
VTech Holdings Ltd. ....................... 54,300 418,169
WH Group Ltd.
(d)
......................... 2,273,500 2,763,322
Wharf Real Estate Investment Co. Ltd. .......... 474,000 1,484,328
Wynn Macau Ltd. ......................... 414,800 302,433
Xinyi Glass Holdings Ltd.
(a)
.................. 484,000 600,698
Yue Yuen Industrial Holdings Ltd. .............. 214,500 398,465
132,666,410
a
Japan  — 68.3%
77 Bank Ltd. (The) ........................ 53,600 1,031,852
ABC-Mart, Inc. .......................... 26,200 446,499
Acom Co. Ltd. ........................... 96,900 310,987
Activia Properties, Inc. ..................... 541 485,174
ADEKA Corp. ........................... 21,100 528,461
Advance Residence Investment Corp. ........... 737 759,808
Advantest Corp. .......................... 207,800 38,800,111
Aeon Co. Ltd. ........................... 606,115 5,846,084
AEON Financial Service Co. Ltd. .............. 29,100 289,388
Aeon Hokkaido Corp. ...................... 10,100 54,738
AEON REIT Investment Corp. ................ 414 331,951
AGC, Inc. .............................. 52,500 1,882,856
Ai Holdings Corp. ......................... 9,800 168,924
Aica Kogyo Co. Ltd. ....................... 11,800 264,205
Aichi Corp. ............................. 5,000 44,677
Aichi Financial Group, Inc. ................... 44,300 420,263
Aichi Steel Corp. ......................... 8,800 162,291
Ain Holdings, Inc. ......................... 5,500 198,387
Air Water, Inc. ........................... 51,100 724,858
Aisan Industry Co. Ltd. ..................... 8,700 96,123
Aisin Corp. ............................. 136,900 2,170,880
Ajinomoto Co., Inc. ........................ 244,100 7,845,471
Alfresa Holdings Corp. ..................... 42,200 637,080
Alpen Co. Ltd. ........................... 1,700 21,359
Alps Alpine Co. Ltd. ....................... 40,024 600,609
ALSOK Co. Ltd. .......................... 98,500 747,142
Amada Co. Ltd. .......................... 89,700 1,516,788
Amano Corp. ........................... 14,200 324,609
ANA Holdings, Inc. ........................ 42,600 707,935
and ST HD Co. Ltd. ....................... 6,800 130,219
Anritsu Corp. ............................ 36,100 944,994
Anycolor, Inc. ........................... 7,300 128,916
AOKI Holdings, Inc. ....................... 7,500 74,305
Aoyama Trading Co. Ltd. .................... 26,500 133,588
Aozora Bank Ltd. ......................... 30,400 490,491
Appier Group, Inc. ........................ 18,000 103,231
Arata Corp. ............................. 6,900 122,413
ARCHION Corp.
(a)(b)
....................... 313,200 606,174
ARCLANDS CORP. ....................... 18,023 204,342
Arcs Co. Ltd. ............................ 9,200 199,802
ARE Holdings, Inc. ........................ 19,500 446,385
Argo Graphics, Inc. ....................... 11,700 101,066
Ariake Japan Co. Ltd. ...................... 4,300 149,028
Artience Co. Ltd. ......................... 9,300 231,969
As One Corp. ........................... 11,700 162,245
Asahi Group Holdings Ltd. ................... 416,600 4,101,689
Asahi Intecc Co. Ltd. ...................... 57,200 1,203,635
Asahi Kasei Corp. ........................ 356,800 3,510,857
ASAHI YUKIZAI CORP. .................... 3,400 124,670
Asics Corp. ............................. 187,500 5,324,552
ASKUL Corp. ........................... 9,500 71,397
Astellas Pharma, Inc. ...................... 488,100 6,917,227
Atom Corp.
(a)(b)
........................... 30,000 125,707

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Autobacs Seven Co. Ltd. .................... 12,300 $ 119,443
Awa Bank Ltd. (The) ....................... 6,900 279,952
Axial Retailing, Inc. ....................... 19,800 142,662
Azbil Corp. ............................. 131,300 1,168,537
AZ-COM MARUWA Holdings, Inc. ............. 18,300 104,940
Bandai Namco Holdings, Inc. ................. 161,100 3,698,098
Bank of Nagoya Ltd. (The) ................... 8,400 313,668
BayCurrent, Inc. ......................... 37,000 1,191,549
Belc Co. Ltd. ............................ 2,400 106,973
Bell System24 Holdings, Inc. ................. 11,300 107,894
Belluna Co. Ltd. .......................... 7,600 40,949
Bic Camera, Inc. ......................... 26,200 271,114
BIPROGY, Inc. .......................... 22,200 638,467
Blue Zones Holdings Co. Ltd. ................. 30,300 337,269
BML, Inc. .............................. 5,200 126,716
Bridgestone Corp. ........................ 308,000 6,400,562
Brother Industries Ltd. ..................... 61,800 1,173,595
Bunka Shutter Co. Ltd. ..................... 18,500 218,027
BuySell Technologies Co. Ltd. ................ 5,200 111,271
C Uyemura & Co. Ltd. ...................... 2,300 344,335
Calbee, Inc. ............................ 22,400 424,554
Canon Marketing Japan, Inc. ................. 25,800 587,188
Canon, Inc. ............................. 234,900 6,043,167
Capcom Co. Ltd. ......................... 95,600 2,018,461
Casio Computer Co. Ltd. .................... 48,500 492,076
CCI Group, Inc. .......................... 60,600 364,273
Central Automotive Products Ltd. .............. 9,000 103,777
Central Glass Co. Ltd. ..................... 5,000 130,868
Central Japan Railway Co. .................. 208,800 5,009,209
Change Holdings, Inc.
(a)
.................... 12,400 71,610
Chiba Bank Ltd. (The) ...................... 154,100 2,127,073
Chiyoda Corp.
(b)
.......................... 42,500 275,726
Chubu Electric Power Co., Inc. ................ 185,700 3,193,830
Chudenko Corp. ......................... 6,200 188,362
Chugai Pharmaceutical Co. Ltd. ............... 181,100 9,657,947
Chugin Financial Group, Inc. ................. 38,900 723,971
Chugoku Electric Power Co., Inc. (The) .......... 74,000 424,475
Chugoku Marine Paints Ltd. .................. 9,000 184,340
Citizen Watch Co. Ltd. ..................... 49,300 571,193
CKD Corp. ............................. 15,100 585,097
Coca-Cola Bottlers Japan Holdings, Inc. ......... 34,125 744,819
Colowide Co. Ltd. ........................ 27,200 321,994
Comforia Residential REIT, Inc. ............... 550 386,858
COMSYS Holdings Corp. ................... 30,500 1,098,351
Cosmo Energy Holdings Co. Ltd. .............. 25,900 662,113
Cosmos Pharmaceutical Corp. ................ 10,000 385,999
Cover Corp.
(a)(b)
.......................... 7,500 65,969
CRE Logistics REIT, Inc. .................... 181 179,100
Create Restaurants Holdings, Inc.
(a)
............ 62,000 282,367
Create SD Holdings Co. Ltd. ................. 7,100 148,753
Credit Saison Co. Ltd. ...................... 32,200 891,902
CyberAgent, Inc. ......................... 124,000 993,057
Cybozu, Inc.
(a)
........................... 5,600 74,631
Dai Nippon Printing Co. Ltd. ................. 107,600 2,038,066
Daicel Corp. ............................ 61,600 482,995
Dai-Dan Co. Ltd. ......................... 24,200 432,213
Daido Steel Co. Ltd. ....................... 35,500 415,028
Daiei Kankyo Co. Ltd. ...................... 10,400 249,827
Daifuku Co. Ltd. .......................... 88,600 3,873,739
Daihen Corp. ........................... 4,400 435,309
Daiichi Life Group, Inc. ..................... 958,300 8,773,887
Daiichi Sankyo Co. Ltd. ..................... 489,000 7,943,357
Daiichikosho Co. Ltd. ...................... 19,100 198,070
Daikin Industries Ltd. ...................... 71,600 10,116,735
Security Shares Value
a
Japan (continued)
Daikokutenbussan Co. Ltd. .................. 1,000 $ 30,745
Daio Paper Corp. ......................... 28,400 173,677
Daiseki Co. Ltd. .......................... 7,740 207,271
Daishi Hokuetsu Financial Group, Inc. ........... 59,300 739,370
Daito Trust Construction Co. Ltd. .............. 79,300 1,783,697
Daiwa House Industry Co. Ltd. ................ 151,200 4,613,257
Daiwa House REIT Investment Corp., Class A ..... 1,224 984,393
Daiwa Industries Ltd. ...................... 5,300 64,790
Daiwa Office Investment Corp., Class A .......... 165 352,705
Daiwa Securities Group, Inc. ................. 371,200 3,494,056
Daiwa Securities Living Investments Corp., Class A .. 541 372,097
Daiwabo Holdings Co. Ltd. .................. 21,400 435,779
DCM Holdings Co. Ltd. ..................... 30,100 280,899
DeNA Co. Ltd. ........................... 23,000 375,308
Denka Co. Ltd. .......................... 22,000 572,957
Denso Corp. ............................ 476,900 5,698,026
Dentsu Group, Inc.
(b)
....................... 54,700 1,038,524
Dentsu Soken, Inc. ........................ 22,600 317,849
Dexerials Corp. .......................... 42,000 655,487
DIC Corp. .............................. 20,000 457,883
Digital Arts, Inc. .......................... 2,800 100,096
Digital Garage, Inc. ....................... 6,300 99,557
dip Corp. .............................. 8,400 97,602
Disco Corp. ............................. 25,000 11,894,559
DMG Mori Co. Ltd. ........................ 36,800 685,747
Doshisha Co. Ltd. ........................ 4,000 83,528
Doutor Nichires Holdings Co. Ltd. .............. 7,500 132,488
Dowa Holdings Co. Ltd. .................... 13,900 845,836
DTS Corp. ............................. 30,700 200,068
Duskin Co. Ltd. .......................... 10,100 254,210
DyDo Group Holdings, Inc. .................. 2,900 46,921
Eagle Industry Co. Ltd. ..................... 5,800 104,417
Earth Corp. ............................. 3,900 114,094
East Japan Railway Co. .................... 261,700 5,712,625
Ebara Corp. ............................ 124,000 4,241,781
EDION Corp. ........................... 20,400 276,639
Eiken Chemical Co. Ltd. .................... 7,700 151,606
Eisai Co. Ltd. ........................... 71,700 2,146,155
Eizo Corp. ............................. 8,800 115,829
Elecom Co. Ltd. .......................... 10,700 110,791
Electric Power Development Co. Ltd. ........... 39,900 976,469
ENEOS Holdings, Inc. ..................... 727,600 6,110,736
ES-Con Japan Ltd. ........................ 8,200 61,839
Exedy Corp. ............................ 6,500 254,478
EXEO Group, Inc. ........................ 49,200 903,301
Ezaki Glico Co. Ltd. ....................... 12,800 463,024
FANUC Corp. ........................... 253,000 11,175,786
Fast Retailing Co. Ltd. ..................... 51,700 24,337,527
FCC Co. Ltd. ............................ 10,100 215,317
Ferrotec Corp. ........................... 10,300 496,580
Financial Partners Group Co. Ltd. .............. 12,600 128,526
First Bank of Toyama Ltd. (The) ............... 15,900 262,049
Food & Life Companies Ltd. ................. 30,000 1,745,131
FP Corp. .............................. 11,400 168,421
Freee KK
(b)
............................. 10,800 157,560
Frontier Real Estate Investment Corp. ........... 720 393,676
Fuji Co. Ltd. ............................ 6,100 79,408
Fuji Corp. .............................. 19,600 763,572
Fuji Electric Co. Ltd. ....................... 38,400 3,227,321
Fuji Kyuko Co. Ltd. ........................ 6,100 88,058
Fuji Media Holdings, Inc. .................... 10,600 262,210
FUJI OIL CO. LTD. ........................ 11,700 249,074
Fuji Seal International, Inc. .................. 9,000 142,228
FUJIFILM Holdings Corp. ................... 305,900 5,629,669

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Fujikura Ltd. ............................ 409,100 $ 15,784,299
Fujimi, Inc. ............................. 18,000 372,304
Fujita Kanko, Inc. ......................... 6,500 85,442
Fujitsu Ltd. ............................. 476,000 9,553,960
Fukuda Denshi Co. Ltd. .................... 4,300 277,531
Fukuoka Financial Group, Inc. ................ 47,032 1,919,996
Fukuoka REIT Corp. ....................... 190 218,939
Fukuyama Transporting Co. Ltd. ............... 3,400 112,952
Funai Soken Holdings, Inc. .................. 21,500 153,393
Furukawa Co. Ltd. ........................ 3,900 104,047
Furukawa Electric Co. Ltd. ................... 18,400 4,997,195
Furuno Electric Co. Ltd. .................... 5,500 255,194
Fuso Chemical Co. Ltd. .................... 16,500 345,458
Future Corp. ............................ 11,800 115,245
Fuyo General Lease Co. Ltd. ................. 11,900 329,478
Galilei Co. Ltd. .......................... 5,900 134,429
GENDA, INC.
(a)(b)
......................... 24,600 82,809
Genky DrugStores Co. Ltd. .................. 4,100 95,341
Global One Real Estate Investment Corp. ........ 307 239,762
Glory Ltd. .............................. 12,900 328,139
GLP J-REIT ............................ 1,306 1,130,357
GMO Financial Holdings, Inc. ................. 26,400 173,660
GMO internet group, Inc. .................... 18,000 356,259
GMO Payment Gateway, Inc. ................. 10,400 522,364
GNI Group Ltd.
(b)
......................... 17,300 325,819
Goldcrest Co. Ltd. ........................ 3,600 76,745
Goldwin, Inc. ............................ 19,500 272,903
GS Yuasa Corp. ......................... 22,800 921,933
GungHo Online Entertainment, Inc. ............. 10,300 162,959
Gunma Bank Ltd. (The) .................... 86,900 1,189,881
Gunze Ltd.
(a)
............................ 7,800 179,996
H.U. Group Holdings, Inc. ................... 13,600 271,345
H2O Retailing Corp. ....................... 26,400 387,378
Hachijuni Nagano Bank Ltd. ................. 101,800 1,379,221
Hakuhodo DY Holdings, Inc. ................. 59,800 401,530
Hakuto Co. Ltd. .......................... 3,000 80,205
Halows Co. Ltd. .......................... 2,200 55,297
Hamakyorex Co. Ltd. ...................... 17,700 194,168
Hamamatsu Photonics KK ................... 75,100 968,072
Hankyu Hanshin Holdings, Inc. ................ 64,900 1,872,940
Hankyu Hanshin REIT, Inc., Class A ............ 194 185,093
Hanwa Co. Ltd. .......................... 34,800 359,447
Happinet Corp. .......................... 8,200 139,796
Harmonic Drive Systems, Inc. ................ 18,600 634,102
Haseko Corp. ........................... 64,000 1,105,218
Hazama Ando Corp. ....................... 38,900 471,616
Heiwa Corp. ............................ 18,700 216,123
Heiwa Real Estate Co. Ltd. .................. 11,000 170,667
Heiwa Real Estate REIT, Inc. ................. 288 270,637
Heiwado Co. Ltd. ......................... 6,100 103,761
Hiday Hidaka Corp. ....................... 4,300 78,252
Hikari Tsushin, Inc. ........................ 4,700 1,141,329
Hioki EE Corp. .......................... 2,000 142,550
Hirogin Holdings, Inc. ...................... 67,200 793,860
Hirose Electric Co. Ltd. ..................... 7,800 1,084,353
HIS Co. Ltd. ............................ 12,400 83,496
Hisamitsu Pharmaceutical Co., Inc. ............. 5,800 222,407
Hitachi Construction Machinery Co. Ltd. ......... 27,400 959,090
Hitachi Ltd. ............................. 1,240,900 39,458,567
Hokkaido Electric Power Co., Inc.
(a)
............. 49,000 318,581
Hokuetsu Corp. .......................... 21,900 124,370
Hokuhoku Financial Group, Inc. ............... 27,600 1,052,193
Hokuriku Electric Power Co. ................. 48,800 271,665
Honda Motor Co. Ltd. ...................... 994,700 8,071,428
Security Shares Value
a
Japan (continued)
Horiba Ltd. ............................. 8,900 $ 1,239,209
Hoshino Resorts REIT, Inc. .................. 183 295,978
Hoshizaki Corp. .......................... 29,700 965,682
Hosiden Corp. ........................... 10,600 188,262
House Foods Group, Inc. ................... 16,800 322,531
Hoya Corp. ............................. 91,900 17,161,749
Hulic Co. Ltd. ........................... 127,800 1,441,389
Hulic REIT, Inc.
(a)
......................... 373 389,170
Hyakugo Bank Ltd. (The) ................... 60,800 691,868
Hyakujushi Bank Ltd. (The) .................. 21,000 320,010
Ibiden Co. Ltd. ........................... 65,300 5,585,117
Ichibanya Co. Ltd. ........................ 11,900 65,750
Ichigo Office REIT Investment Corp. ............ 298 172,840
Ichigo, Inc. ............................. 68,000 216,996
Idemitsu Kosan Co. Ltd. .................... 212,135 1,815,097
IDOM, Inc. ............................. 19,100 161,090
IHI Corp. .............................. 279,800 5,110,704
Iida Group Holdings Co. Ltd. ................. 42,500 601,135
Iino Kaiun Kaisha Ltd. ...................... 18,800 197,305
Imperial Hotel Ltd.
(a)
....................... 17,700 136,010
Inaba Denki Sangyo Co. Ltd. ................. 28,900 487,538
Inabata & Co. Ltd. ........................ 12,500 308,143
Industrial & Infrastructure Fund Investment Corp., Class
A .................................. 650 608,391
Infomart Corp. ........................... 53,700 149,116
INFRONEER Holdings, Inc. .................. 48,700 662,987
Inpex Corp. ............................. 240,200 6,262,057
Integral Corp. ........................... 7,600 179,331
Internet Initiative Japan, Inc. ................. 28,300 497,970
Invincible Investment Corp. .................. 2,142 842,765
Ise Chemicals Corp. ....................... 4,900 164,296
Isetan Mitsukoshi Holdings Ltd. ............... 83,000 1,577,256
Isuzu Motors Ltd. ......................... 143,300 1,974,461
Ito En Ltd. .............................. 17,100 314,489
ITOCHU Corp. .......................... 1,610,900 19,964,043
Itochu Enex Co. Ltd. ....................... 11,700 142,369
Itoham Yonekyu Holdings, Inc. ................ 6,980 232,734
Itoki Corp. .............................. 10,300 209,254
Iwatani Corp. ........................... 50,500 619,658
Iyogin Holdings, Inc. ....................... 63,100 1,216,024
Izumi Co. Ltd. ........................... 27,600 167,305
J Front Retailing Co. Ltd. .................... 64,000 931,399
JAC Recruitment Co. Ltd. ................... 11,900 65,691
Jaccs Co. Ltd. ........................... 5,800 150,645
JAFCO Group Co. Ltd. ..................... 19,600 269,480
Japan Airlines Co. Ltd. ..................... 39,200 616,454
Japan Airport Terminal Co. Ltd. ............... 17,900 575,238
Japan Aviation Electronics Industry Ltd. .......... 11,200 171,236
Japan Elevator Service Holdings Co. Ltd. ......... 33,800 341,957
Japan Excellent, Inc. ...................... 269 245,881
Japan Exchange Group, Inc. ................. 273,300 3,255,474
Japan Hotel REIT Investment Corp., Class A ...... 1,594 796,590
Japan Lifeline Co. Ltd. ..................... 18,200 164,899
Japan Logistics Fund, Inc. ................... 676 411,742
Japan Material Co. Ltd. ..................... 18,400 211,849
Japan Metropolitan Fund Invest ............... 1,983 1,466,778
Japan Petroleum Exploration Co. Ltd. ........... 41,200 589,407
Japan Post Bank Co. Ltd. ................... 486,600 8,350,188
Japan Post Holdings Co. Ltd. ................. 480,500 5,572,384
Japan Post Insurance Co. Ltd. ................ 154,200 1,503,544
Japan Prime Realty Investment Corp. ........... 912 577,300
Japan Pulp & Paper Co. Ltd. ................. 29,400 207,830
Japan Real Estate Investment Corp. ............ 1,707 1,306,511
Japan Securities Finance Co. Ltd. ............. 22,500 309,760

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Japan Steel Works Ltd. (The) ................. 17,000 $ 1,038,881
Japan Tobacco, Inc. ....................... 326,900 12,178,571
Japan Wool Textile Co. Ltd. (The) .............. 7,800 89,107
JCU Corp. ............................. 4,400 187,143
Jeol Ltd. ............................... 10,300 414,335
JFE Holdings, Inc. ........................ 155,300 1,705,558
JGC Holdings Corp. ....................... 60,400 917,742
JINS Holdings, Inc. ....................... 3,400 143,988
JMDC, Inc. ............................. 6,000 128,281
Joyful Honda Co. Ltd. ...................... 17,800 233,824
JTEKT Corp. ............................ 57,400 701,048
Juroku Financial Group, Inc. ................. 36,800 483,498
Justsystems Corp. ........................ 5,200 123,641
JVCKenwood Corp. ....................... 35,500 267,577
JX Advanced Metals Corp. .................. 150,100 4,656,750
K&O Energy Group, Inc. .................... 3,500 106,621
Kadokawa Corp. ......................... 23,500 534,081
Kaga Electronics Co. Ltd. ................... 7,000 187,456
Kagome Co. Ltd. ......................... 23,000 395,189
Kajima Corp. ............................ 114,300 4,467,308
Kakaku.com, Inc. ......................... 34,400 575,915
Kaken Pharmaceutical Co. Ltd. ............... 5,600 145,767
Kameda Seika Co. Ltd. ..................... 12,900 117,558
Kamigumi Co. Ltd. ........................ 22,800 753,548
Kanadevia Corp. ......................... 48,800 376,118
Kanamoto Co. Ltd. ........................ 7,300 215,187
Kandenko Co. Ltd. ........................ 27,400 1,195,229
Kaneka Corp. ........................... 11,900 372,195
Kanematsu Corp. ......................... 42,700 587,343
Kansai Electric Power Co., Inc. (The) ........... 255,800 4,097,956
Kansai Paint Co. Ltd. ...................... 38,100 571,785
Kao Corp. .............................. 122,400 4,561,219
Kasumigaseki Capital Co. Ltd. ................ 5,100 211,979
Katitas Co. Ltd. .......................... 12,400 247,536
Kato Sangyo Co. Ltd. ...................... 5,600 218,934
Kawasaki Heavy Industries Ltd. ............... 202,400 4,161,022
Kawasaki Kisen Kaisha Ltd. .................. 96,500 1,579,517
KDDI Corp. ............................. 800,200 13,094,894
KDX Realty Investment Corp., Class A .......... 1,171 1,223,120
KeePer Technical Laboratory Co. Ltd.
(a)
.......... 3,600 68,200
Keihan Holdings Co. Ltd. .................... 26,900 557,620
Keihanshin Building Co. Ltd. ................. 4,300 51,667
Keikyu Corp. ............................ 60,400 592,189
Keio Corp. ............................. 136,000 641,161
Keisei Electric Railway Co. Ltd. ............... 109,600 782,763
Keiyo Bank Ltd. (The) ...................... 26,800 371,485
Kewpie Corp. ........................... 27,600 732,335
Keyence Corp. .......................... 53,000 24,309,294
KH Neochem Co. Ltd. ...................... 9,100 160,710
Kikkoman Corp. .......................... 187,900 1,707,133
Kinden Corp. ............................ 32,400 1,736,024
Kintetsu Group Holdings Co. Ltd. .............. 49,500 1,056,964
Kioxia Holdings Corp.
(b)
..................... 51,200 12,388,279
Kirin Holdings Co. Ltd. ..................... 212,800 3,355,654
Kissei Pharmaceutical Co. Ltd. ................ 6,900 192,824
Kitz Corp. .............................. 12,300 165,593
Kiyo Bank Ltd. (The) ....................... 17,700 468,739
Kobayashi Pharmaceutical Co. Ltd. ............. 12,100 448,432
Kobe Bussan Co. Ltd. ...................... 40,200 703,754
Kobe Steel Ltd. .......................... 99,400 1,225,008
Koei Tecmo Holdings Co. Ltd. ................ 28,072 278,109
Kohnan Shoji Co. Ltd. ...................... 5,300 137,108
Koito Manufacturing Co. Ltd. ................. 53,700 871,251
Kokusai Electric Corp. ..................... 51,100 2,150,559
Security Shares Value
a
Japan (continued)
Kokuyo Co. Ltd. .......................... 84,000 $ 418,403
Komatsu Ltd. ........................... 258,200 11,055,607
KOMEDA Holdings Co. Ltd. .................. 11,200 218,004
Komeri Co. Ltd. .......................... 4,900 104,538
Konami Group Corp. ...................... 27,700 3,326,026
Konica Minolta, Inc. ....................... 133,100 423,254
Konishi Co. Ltd. .......................... 12,700 115,007
Konoike Transport Co. Ltd. .................. 7,100 128,102
Kose Holdings Corp. ...................... 10,400 370,989
Koshidaka Holdings Co. Ltd. ................. 12,400 79,047
Kotobuki Spirits Co. Ltd. .................... 29,400 377,934
Kraftia Corp. ............................ 11,100 684,613
K's Holdings Corp. ........................ 37,600 434,612
Kubota Corp. ........................... 261,400 4,267,209
Kumagai Gumi Co. Ltd. ..................... 37,600 360,486
Kumiai Chemical Industry Co. Ltd. ............. 25,300 122,731
Kura Sushi, Inc.
(a)
......................... 9,400 103,154
Kurabo Industries Ltd. ..................... 2,700 163,229
Kuraray Co. Ltd. ......................... 68,400 718,376
Kureha Corp. ........................... 7,700 193,246
Kurita Water Industries Ltd. .................. 27,800 1,502,514
Kusuri no Aoki Holdings Co. Ltd. .............. 11,600 276,636
KYB Corp. ............................. 6,900 198,858
Kyocera Corp. ........................... 352,900 6,131,982
Kyoei Steel Ltd. .......................... 4,800 58,294
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 7,100 122,573
Kyorin Pharmaceutical Co. Ltd. ............... 10,900 107,851
Kyoritsu Maintenance Co. Ltd. ................ 21,300 324,067
Kyoto Financial Group, Inc. .................. 62,900 1,738,628
Kyowa Kirin Co. Ltd. ....................... 62,900 947,645
Kyushu Electric Power Co., Inc. ............... 114,000 1,232,559
Kyushu Financial Group, Inc. ................. 93,500 763,572
Kyushu Railway Co. ....................... 37,000 849,297
LaSalle Logiport REIT ...................... 490 478,969
Lasertec Corp. .......................... 21,900 6,052,685
Leopalace21 Corp. ........................ 39,100 162,922
Life Corp. .............................. 9,700 159,404
Lifedrink Co., Inc. ......................... 6,100 53,808
LIFENET INSURANCE CO.
(b)
................. 17,700 217,942
Lintec Corp. ............................ 11,400 368,913
Lion Corp. ............................. 68,200 667,151
Lixil Corp. .............................. 69,500 717,656
LY Corp. ............................... 771,700 2,029,746
M&A Capital Partners Co. Ltd. ................ 9,900 204,341
M3, Inc. ............................... 123,400 1,188,644
Mabuchi Motor Co. Ltd. ..................... 44,300 416,928
Macnica Holdings, Inc. ..................... 36,500 616,560
Maeda Kosen Co. Ltd. ..................... 11,400 133,048
Makino Milling Machine Co. Ltd. ............... 6,300 478,873
Makita Corp. ............................ 61,100 2,268,824
Mani, Inc. .............................. 20,100 219,444
Marubeni Corp. .......................... 385,100 14,988,505
Marui Group Co. Ltd. ...................... 46,000 880,586
Maruichi Steel Tube Ltd. .................... 41,400 384,463
Maruwa Co. Ltd. ......................... 2,400 1,133,776
Maruzen Showa Unyu Co. Ltd. ................ 3,200 158,445
Matsuda Sangyo Co. Ltd. ................... 3,600 153,439
Matsui Securities Co. Ltd. ................... 31,200 183,523
MatsukiyoCocokara & Co. ................... 91,490 1,335,928
Matsuyafoods Holdings Co. Ltd. ............... 1,700 57,117
Max Co. Ltd. ............................ 23,000 246,265
Maxell Ltd. ............................. 10,400 132,887
Maxvalu Tokai Co. Ltd. ..................... 2,400 52,659
Mazda Motor Corp. ....................... 161,700 1,040,850

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
McDonald's Holdings Co. Japan Ltd.
(a)
........... 24,400 $ 1,265,549
MCJ Co. Ltd.
(b)
.......................... 18,300 254,794
Mebuki Financial Group, Inc. ................. 230,790 1,916,097
Medipal Holdings Corp. ..................... 50,300 898,726
Megachips Corp. ......................... 3,000 187,009
Megmilk Snow Brand Co. Ltd. ................ 12,000 241,128
Meidensha Corp. ......................... 8,400 458,940
MEIJI Holdings Co. Ltd. .................... 68,400 1,623,465
Meiko Electronics Co. Ltd. ................... 5,300 1,070,107
MEITEC Group Holdings, Inc. ................ 18,900 378,525
Menicon Co. Ltd. ......................... 18,000 185,936
Mercari, Inc.
(b)
........................... 29,200 710,442
Metaplanet, Inc.
(b)
......................... 134,400 288,975
METAWATER Co. Ltd. ..................... 5,100 110,315
Micronics Japan Co. Ltd. .................... 7,600 638,974
Milbon Co. Ltd. .......................... 6,400 104,449
MINEBEA MITSUMI, Inc. ................... 100,100 2,001,305
Mirai Corp. ............................. 551 161,960
Mirai Industry Co. Ltd. ...................... 3,200 60,997
MIRAIT ONE Corp. ....................... 25,000 644,215
MIRARTH Real Estate Investment Corp.
(a)
........ 191 107,429
MISUMI Group, Inc. ....................... 74,700 1,719,484
Mitani Sekisan Co. Ltd. ..................... 7,200 78,847
Mitsubishi Chemical Group Corp. .............. 331,100 1,941,055
Mitsubishi Corp. .......................... 872,800 27,952,831
Mitsubishi Electric Corp. .................... 515,800 20,699,557
Mitsubishi Estate Co. Ltd. ................... 288,900 8,233,137
Mitsubishi Estate Logistics REIT Investment Corp. .. 336 261,008
Mitsubishi Gas Chemical Co., Inc. ............. 39,200 1,103,665
Mitsubishi HC Capital, Inc. ................... 243,500 2,211,736
Mitsubishi Heavy Industries Ltd. ............... 868,800 25,930,098
Mitsubishi Logistics Corp. ................... 65,700 588,475
Mitsubishi Materials Corp. ................... 34,100 1,123,688
Mitsubishi Motors Corp.
(a)
................... 166,000 324,206
Mitsubishi Pencil Co. Ltd. ................... 6,600 98,709
Mitsubishi Research Institute, Inc. .............. 1,600 45,931
Mitsubishi UFJ Financial Group, Inc. ............ 3,056,000 54,894,424
Mitsuboshi Belting Ltd. ..................... 4,300 108,337
Mitsui & Co. Ltd. ......................... 670,700 25,182,040
Mitsui Chemicals, Inc. ...................... 98,400 1,200,389
Mitsui DM Sugar Co. Ltd. ................... 3,200 67,740
Mitsui E&S Co. Ltd. ....................... 25,800 930,458
Mitsui Fudosan Accommodations Fund, Inc., Class A . 650 542,653
Mitsui Fudosan Co. Ltd. .................... 720,100 7,886,552
Mitsui Fudosan Logistics Park, Inc. ............. 888 637,302
Mitsui High-Tec, Inc. ....................... 29,400 122,505
Mitsui Kinzoku Co. Ltd. ..................... 15,500 4,258,756
Mitsui OSK Lines Ltd. ...................... 91,800 3,467,665
Mitsui-Soko Holdings Co. Ltd. ................ 18,600 467,153
Mitsuuroko Group Holdings Co. Ltd. ............ 7,600 96,453
Miura Co. Ltd. ........................... 23,500 486,688
MIXI, Inc. .............................. 9,200 151,976
Mizuho Financial Group, Inc. ................. 675,020 29,027,669
Mizuho Leasing Co. Ltd. .................... 42,600 387,335
Mizuno Corp. ........................... 12,500 265,376
Mochida Pharmaceutical Co. Ltd. .............. 5,000 107,562
Modec, Inc. ............................. 12,600 1,041,777
Monex Group, Inc. ........................ 48,700 209,081
Money Forward, Inc.
(a)(b)
.................... 10,200 312,268
Monogatari Corp. (The) ..................... 8,100 217,890
MonotaRO Co. Ltd. ....................... 67,100 797,864
Mori Hills REIT Investment Corp., Class A ........ 406 348,000
Mori Trust REIT, Inc. ....................... 650 315,270
Morinaga & Co. Ltd. ....................... 18,800 320,804
Security Shares Value
a
Japan (continued)
Morinaga Milk Industry Co. Ltd. ............... 18,200 $ 549,212
Morita Holdings Corp. ...................... 7,500 120,509
MOS Food Services, Inc. ................... 6,300 158,753
MS&AD Insurance Group Holdings, Inc. ......... 349,200 8,979,352
MTG Co. Ltd. ........................... 2,800 105,202
Muninova Holdings, Inc. .................... 84,200 247,948
Murata Manufacturing Co. Ltd. ................ 453,500 15,039,975
Musashi Seimitsu Industry Co. Ltd. ............. 11,800 322,926
Musashino Bank Ltd. (The) .................. 23,700 360,015
Nabtesco Corp. .......................... 30,200 998,810
Nachi-Fujikoshi Corp. ...................... 2,200 71,486
Nagase & Co. Ltd. ........................ 90,000 676,934
Nagawa Co. Ltd.
(a)
........................ 2,500 82,901
Nagoya Railroad Co. Ltd. ................... 46,400 524,047
Nakanishi, Inc. .......................... 19,300 340,972
Namura Shipbuilding Co. Ltd. ................ 14,200 371,943
NANKAI Co. Ltd. ......................... 28,300 536,543
Nanto Bank Ltd. (The) ..................... 32,800 311,305
NEC Corp. ............................. 352,500 9,376,503
Nexon Co. Ltd. .......................... 101,400 1,711,883
Nextage Co. Ltd. ......................... 12,300 269,989
NGK Corp. ............................. 62,200 1,969,285
NH Foods Ltd. ........................... 23,900 984,730
NHK Spring Co. Ltd. ....................... 48,500 886,149
Nichias Corp. ........................... 42,400 841,266
Nichicon Corp. .......................... 10,700 163,665
Nichiha Corp. ........................... 4,900 97,117
Nichirei Corp. ........................... 54,600 657,934
NIDEC CORP.
(b)
.......................... 223,000 3,435,038
Nifco, Inc. .............................. 22,000 648,278
Nihon Dengi Co. Ltd. ...................... 13,400 206,218
Nihon Kohden Corp. ....................... 37,200 346,491
Nihon M&A Center Holdings, Inc. .............. 86,100 360,606
Nihon Parkerizing Co. Ltd. ................... 25,400 233,584
Nikkon Holdings Co. Ltd.
(a)
................... 25,700 830,399
Nikon Corp. ............................ 69,400 767,814
Nintendo Co. Ltd. ......................... 300,000 14,675,667
Nippn Corp. ............................ 11,000 185,928
Nippon Building Fund, Inc. ................... 2,096 1,755,202
Nippon Densetsu Kogyo Co. Ltd. .............. 10,100 315,304
Nippon Electric Glass Co. Ltd. ................ 17,700 923,982
NIPPON EXPRESS HOLDINGS, INC. ........... 56,400 1,481,303
Nippon Gas Co. Ltd. ....................... 29,400 504,698
Nippon Kanzai Holdings Co. Ltd. .............. 4,400 81,322
Nippon Kayaku Co. Ltd. .................... 37,500 415,900
Nippon Light Metal Holdings Co. Ltd. ............ 17,710 324,351
Nippon Paint Holdings Co. Ltd. ................ 259,300 1,635,412
Nippon Paper Industries Co. Ltd. .............. 30,500 255,926
Nippon Prologis REIT, Inc. ................... 1,828 1,043,871
NIPPON REIT Investment Corp. ............... 421 240,679
Nippon Sanso Holdings Corp. ................ 46,900 1,653,481
Nippon Seiki Co. Ltd. ...................... 12,000 196,319
Nippon Shinyaku Co. Ltd. ................... 15,600 478,307
Nippon Shokubai Co. Ltd. ................... 30,200 415,762
Nippon Soda Co. Ltd. ...................... 10,600 245,660
Nippon Steel Corp. ........................ 1,303,940 4,800,453
Nippon Television Holdings, Inc. ............... 17,800 338,390
Nippon Yusen KK ......................... 111,900 4,021,539
Nipro Corp. ............................. 47,600 462,081
Nishimatsu Construction Co. Ltd. .............. 7,700 283,199
Nishimatsuya Chain Co. Ltd. ................. 8,700 111,087
Nishi-Nippon Financial Holdings, Inc. ........... 30,900 775,872
Nishi-Nippon Railroad Co. Ltd. ................ 16,100 294,922
Nishio Holdings Co. Ltd. .................... 3,100 85,518

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Nissan Chemical Corp. ..................... 33,600 $ 1,452,848
Nissan Motor Co. Ltd.
(b)
..................... 594,700 1,360,683
Nissan Shatai Co. Ltd. ..................... 22,900 132,745
Nisshin Oillio Group Ltd. (The) ................ 19,300 221,994
Nisshin Seifun Group, Inc. ................... 55,200 705,081
Nisshinbo Holdings, Inc. .................... 32,400 427,387
Nissin Foods Holdings Co. Ltd. ............... 54,600 977,512
Nissui Corp. ............................ 72,300 562,888
Niterra Co. Ltd. .......................... 40,500 2,189,248
Nitori Holdings Co. Ltd. ..................... 109,500 1,583,016
Nitta Corp. ............................. 5,800 164,867
Nittetsu Mining Co. Ltd. ..................... 12,000 188,226
Nitto Boseki Co. Ltd. ....................... 6,500 1,194,250
Nitto Denko Corp. ........................ 186,500 3,547,278
Nitto Kogyo Corp. ........................ 6,000 173,556
Noevir Holdings Co. Ltd. .................... 3,900 108,920
NOF Corp. ............................. 55,100 1,125,306
Nohmi Bosai Ltd. ......................... 6,100 160,321
Nojima Corp. ............................ 42,600 332,060
NOK Corp. ............................. 21,000 373,453
Nomura Co. Ltd. ......................... 24,400 182,263
Nomura Holdings, Inc. ..................... 820,100 6,568,858
Nomura Micro Science Co. Ltd. ............... 7,200 169,762
Nomura Real Estate Holdings, Inc. ............. 151,100 985,814
Nomura Real Estate Master Fund, Inc. .......... 1,068 1,101,052
Nomura Research Institute Ltd. ............... 101,910 2,750,524
Noritake Co. Ltd. ......................... 8,000 176,099
Noritsu Koki Co. Ltd. ...................... 11,700 155,750
Noritz Corp. ............................ 8,300 124,483
North Pacific Bank Ltd. ..................... 62,200 395,489
NS Solutions Corp.
(a)
...................... 18,300 423,973
NS United Kaiun Kaisha Ltd. ................. 3,600 175,271
NSD Co. Ltd. ........................... 19,000 326,163
NSK Ltd. .............................. 106,200 862,595
NTN Corp. ............................. 127,000 310,039
NTT UD REIT Investment Corp. ............... 388 340,031
NTT, Inc. .............................. 8,067,400 7,858,136
Nxera Pharma Co. Ltd.
(b)
.................... 21,700 135,144
Obara Group, Inc. ........................ 1,900 67,165
Obayashi Corp. .......................... 171,600 4,034,430
OBIC Business Consultants Co. Ltd. ............ 7,700 302,646
Obic Co. Ltd. ............................ 88,400 2,349,066
Odakyu Electric Railway Co. Ltd. .............. 87,500 875,963
Ogaki Kyoritsu Bank Ltd. (The) ................ 7,700 344,731
Ohsho Food Service Corp. .................. 8,700 162,713
Oji Holdings Corp. ........................ 214,900 1,129,813
Okamoto Industries, Inc. .................... 1,600 57,451
Okamura Corp. .......................... 18,700 300,064
Okasan Securities Group, Inc. ................ 40,200 232,114
Oki Electric Industry Co. Ltd. ................. 23,500 508,389
Okinawa Cellular Telephone Co. ............... 11,000 235,400
OKUMA Corp. ........................... 11,100 318,533
Okumura Corp. .......................... 7,200 283,010
Olympus Corp. .......................... 304,700 2,996,881
Omron Corp. ............................ 50,200 1,803,176
Ono Pharmaceutical Co. Ltd. ................. 102,100 1,510,075
Onward Holdings Co. Ltd. ................... 27,700 131,006
Open House Group Co. Ltd. ................. 18,900 1,112,334
Open Up Group, Inc. ...................... 12,200 136,338
Oracle Corp. Japan ....................... 9,300 513,489
Organo Corp. ........................... 7,700 778,108
Orient Corp. ............................ 25,850 167,832
Oriental Land Co. Ltd. ..................... 292,300 4,066,763
ORIX Corp. ............................. 316,600 10,655,645
Security Shares Value
a
Japan (continued)
Orix JREIT, Inc. .......................... 1,456 $ 922,584
Osaka Gas Co. Ltd. ....................... 96,200 3,456,794
Osaka Soda Co. Ltd. ...................... 22,900 274,184
Osaka Steel Co. Ltd.
(a)(b)
.................... 5,400 84,860
OSG Corp. ............................. 18,500 386,903
Otsuka Corp. ........................... 60,300 1,116,410
Otsuka Holdings Co. Ltd. ................... 117,700 8,578,230
PAL GROUP Holdings Co. Ltd. ................ 25,000 239,373
PALTAC Corp. ........................... 7,200 212,672
Pan Pacific International Holdings Corp. ......... 526,500 2,977,911
Panasonic Holdings Corp. ................... 633,100 12,950,571
Park24 Co. Ltd. .......................... 35,700 419,814
Pasona Group, Inc. ....................... 3,700 38,557
Penta-Ocean Construction Co. Ltd. ............. 71,000 795,502
PeptiDream, Inc.
(b)
........................ 25,300 186,499
Persol Holdings Co. Ltd. .................... 521,300 775,913
PHC Holdings Corp. ....................... 3,900 24,866
Pigeon Corp. ............................ 30,200 325,428
PILLAR Corp. ........................... 4,200 246,942
Pilot Corp. ............................. 6,900 210,471
PKSHA Technology, Inc.
(a)(b)
.................. 5,600 118,213
Plus Alpha Consulting Co. Ltd. ................ 5,300 74,167
Pola Orbis Holdings, Inc. .................... 27,200 224,647
Prestige International, Inc. ................... 27,600 117,217
Prima Meat Packers Ltd. .................... 4,300 68,614
PS Construction Co. Ltd. .................... 4,600 78,774
Raito Kogyo Co. Ltd. ...................... 9,400 229,065
Raiznext Corp. .......................... 3,400 49,050
Rakus Co. Ltd.
(a)
......................... 48,800 269,664
Rakuten Bank Ltd.
(b)
....................... 25,000 1,010,122
Rakuten Group, Inc.
(b)
...................... 408,100 1,986,964
Recruit Holdings Co. Ltd. ................... 382,300 17,710,034
Relo Group, Inc. ......................... 23,000 287,583
Renesas Electronics Corp. .................. 484,500 9,797,871
Rengo Co. Ltd. .......................... 53,300 419,958
Resona Holdings, Inc. ..................... 560,600 7,011,795
Resonac Holdings Corp. .................... 47,100 4,310,313
Resorttrust, Inc. .......................... 42,600 475,374
Ricoh Co. Ltd. ........................... 148,400 1,251,476
Ricoh Leasing Co. Ltd. ..................... 2,600 100,994
Rigaku Holdings Corp. ..................... 30,300 522,177
Riken Keiki Co. Ltd. ....................... 8,600 184,707
Riken Vitamin Co. Ltd. ..................... 3,700 65,442
Rinnai Corp. ............................ 30,200 686,353
Riso Kagaku Corp. ........................ 4,000 26,654
Rohm Co. Ltd. ........................... 94,000 2,033,685
Rohto Pharmaceutical Co. Ltd. ................ 50,300 739,660
Roland Corp. ........................... 2,600 67,806
Rorze Corp. ............................ 29,400 704,759
Round One Corp. ........................ 50,500 274,288
Royal Holdings Co. Ltd. .................... 13,800 120,851
RS Technologies Co. Ltd. ................... 3,500 135,481
Ryohin Keikaku Co. Ltd. .................... 139,200 3,216,035
Ryoyo Ryosan Holdings, Inc. ................. 7,596 131,506
S Foods, Inc. ........................... 5,800 105,105
Saizeriya Co. Ltd. ........................ 8,000 259,589
Sakai Moving Service Co. Ltd. ................ 6,800 126,289
Sakata INX Corp. ......................... 10,000 149,260
Sakata Seed Corp. ........................ 7,400 194,000
Sakura Internet, Inc. ....................... 5,500 110,116
Samty Residential Investment Corp. ............ 52 34,590
San-A Co. Ltd. ........................... 10,000 209,983
San-Ai Obbli Co. Ltd. ...................... 11,900 175,106
SanBio Co. Ltd.
(b)
......................... 12,400 150,513

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Sangetsu Corp. .......................... 11,600 $ 220,819
San-In Godo Bank Ltd. (The) ................. 40,400 485,604
Sanken Electric Co. Ltd.
(b)
................... 5,700 343,502
Sanki Engineering Co. Ltd. .................. 29,500 454,610
Sankyo Co. Ltd. .......................... 49,800 589,136
Sankyu, Inc. ............................ 11,500 617,980
Sanrio Co. Ltd. .......................... 244,000 1,421,936
Sansan, Inc.
(b)
........................... 20,600 167,040
Santen Pharmaceutical Co. Ltd. ............... 79,200 816,194
Sanwa Holdings Corp. ..................... 53,200 1,216,824
Sanyo Chemical Industries Ltd. ............... 3,700 117,909
Sanyo Denki Co. Ltd. ...................... 5,400 239,068
Sapporo Holdings Ltd. ..................... 85,900 963,654
Sawai Group Holdings Co. Ltd. ............... 27,200 365,638
SBI Holdings, Inc. ........................ 154,400 3,115,485
SBS Holdings, Inc. ........................ 5,400 143,896
SCREEN Holdings Co. Ltd. .................. 44,000 2,917,245
Secom Co. Ltd. .......................... 108,400 3,974,424
Sega Sammy Holdings, Inc. .................. 42,600 617,600
Seibu Holdings, Inc. ....................... 56,100 1,320,172
Seiko Epson Corp. ........................ 79,500 1,069,333
Seiko Group Corp. ........................ 13,000 482,904
Seino Holdings Co. Ltd. .................... 27,600 423,041
Seiren Co. Ltd. .......................... 10,100 205,006
Sekisui Chemical Co. Ltd. ................... 98,400 1,507,868
Sekisui House Ltd. ........................ 162,400 3,536,092
Sekisui House REIT, Inc. .................... 1,065 578,231
Senko Group Holdings Co. Ltd. ............... 35,000 414,300
Senshu Electric Co. Ltd. .................... 3,200 124,743
Senshu Ikeda Holdings, Inc. ................. 61,200 360,082
Septeni Holdings Co. Ltd. ................... 26,700 71,787
Seria Co. Ltd. ........................... 13,200 288,736
Seven & i Holdings Co. Ltd. .................. 568,400 6,792,989
Seven Bank Ltd. ......................... 158,600 267,816
SG Holdings Co. Ltd. ...................... 74,700 699,122
Sharp Corp.
(a)(b)
.......................... 55,400 198,505
Shibaura Machine Co. Ltd. .................. 6,500 174,459
Shibaura Mechatronics Corp. ................. 16,300 506,409
Shibuya Corp. ........................... 3,400 73,909
SHIFT, Inc.
(a)(b)
........................... 49,600 209,737
Shiga Bank Ltd. (The) ...................... 46,100 568,356
Shikoku Electric Power Co., Inc. ............... 42,100 419,154
Shikoku Kasei Holdings Corp. ................ 7,900 252,792
Shimadzu Corp. .......................... 64,100 1,490,035
Shimamura Co. Ltd. ....................... 35,900 750,769
Shimano, Inc. ........................... 20,400 2,140,263
Shimizu Corp. ........................... 137,600 2,658,445
Shin Nippon Air Technologies Co. Ltd. ........... 6,200 141,897
Shinagawa Refra Co. Ltd. ................... 7,600 92,735
Shin-Etsu Chemical Co. Ltd. ................. 457,600 21,068,898
Shin-Etsu Polymer Co. Ltd. .................. 8,500 115,695
Shinmaywa Industries Ltd. ................... 18,100 295,887
Shinnihon Corp. .......................... 7,200 88,683
Shionogi & Co. Ltd. ....................... 203,800 4,117,358
Ship Healthcare Holdings, Inc. ................ 21,100 314,000
Shiseido Co. Ltd. ......................... 109,800 2,242,654
Shizuoka Financial Group, Inc. ................ 121,500 2,133,007
Shizuoka Gas Co. Ltd. ..................... 4,800 43,166
SHO-BOND Holdings Co. Ltd. ................ 39,900 337,502
Shochiku Co. Ltd. ........................ 2,200 145,352
Shoei Co. Ltd. ........................... 12,700 141,495
Showa Sangyo Co. Ltd. .................... 6,200 121,552
Simplex Holdings, Inc. ..................... 32,900 184,550
Sinfonia Technology Co. Ltd. ................. 5,500 505,580
Security Shares Value
a
Japan (continued)
Sinko Industries Ltd. ....................... 11,600 $ 90,500
SKY Perfect JSAT Corp. .................... 44,000 960,640
Skylark Holdings Co. Ltd. ................... 60,800 1,168,193
SMC Corp. ............................. 15,700 7,720,342
SMS Co. Ltd. ........................... 20,400 232,429
Socionext, Inc. .......................... 50,800 618,198
SoftBank Corp. .......................... 7,747,000 10,903,660
SoftBank Group Corp. ..................... 1,006,300 34,374,006
Sojitz Corp. ............................. 57,220 2,143,158
Sompo Holdings, Inc. ...................... 239,700 8,920,532
Sony Financial Group, Inc. .................. 1,677,600 1,505,087
Sony Group Corp. ........................ 1,666,100 33,380,860
SOSiLA Logistics REIT, Inc. .................. 201 157,791
Sotetsu Holdings, Inc. ...................... 20,800 350,951
Square Enix Holdings Co. Ltd. ................ 63,900 1,002,857
Stanley Electric Co. Ltd. .................... 27,700 540,617
Star Asia Investment Corp. .................. 712 256,165
Starts Corp., Inc. ......................... 8,300 253,406
Subaru Corp. ........................... 160,300 2,387,701
Sugi Holdings Co. Ltd. ..................... 26,800 536,403
SUMCO Corp. ........................... 93,200 1,486,973
Sumitomo Bakelite Co. Ltd. .................. 20,600 725,551
Sumitomo Chemical Co. Ltd. ................. 404,900 1,321,223
Sumitomo Corp. ......................... 295,200 10,976,177
Sumitomo Electric Industries Ltd. .............. 194,100 12,778,421
Sumitomo Forestry Co. Ltd. .................. 125,900 1,137,775
Sumitomo Heavy Industries Ltd. ............... 30,200 1,021,775
Sumitomo Metal Mining Co. Ltd. ............... 66,400 4,082,464
Sumitomo Mitsui Financial Group, Inc. ........... 995,600 35,153,691
Sumitomo Mitsui Trust Group, Inc. ............. 172,600 5,770,593
Sumitomo Osaka Cement Co. Ltd. ............. 7,500 186,776
Sumitomo Pharma Co. Ltd.
(b)
................. 63,800 704,344
Sumitomo Realty & Development Co. Ltd. ........ 163,500 5,068,433
Sumitomo Rubber Industries Ltd. .............. 50,300 652,334
Sumitomo Warehouse Co. Ltd. (The) ........... 12,600 303,645
Sun Corp.
(a)(b)
........................... 2,500 138,555
Sun Frontier Fudousan Co. Ltd. ............... 6,000 102,982
Sundrug Co. Ltd. ......................... 19,400 467,543
Suntory Beverage & Food Ltd. ................ 37,000 1,066,279
Suruga Bank Ltd. ......................... 31,100 461,119
Suzuken Co. Ltd. ......................... 17,700 626,512
Suzuki Motor Corp. ....................... 428,200 4,788,745
SWCC Corp. ............................ 7,500 767,675
Synspective, Inc.
(b)
........................ 12,700 108,365
Sysmex Corp. ........................... 137,300 1,212,419
Systena Corp. ........................... 72,700 198,875
T Hasegawa Co. Ltd. ...................... 8,700 160,459
T&D Holdings, Inc. ........................ 126,900 3,074,535
Tadano Ltd. ............................ 28,300 248,098
Taihei Dengyo Kaisha Ltd. ................... 10,800 197,768
Taiheiyo Cement Corp. ..................... 28,600 649,328
Taikisha Ltd. ............................ 9,800 217,675
Taisei Corp. ............................ 40,300 4,370,162
Taiyo Holdings Co. Ltd. ..................... 23,900 736,280
Taiyo Yuden Co. Ltd. ...................... 34,200 1,402,182
Takamatsu Construction Group Co. Ltd. .......... 2,900 62,107
Takara Holdings, Inc. ...................... 37,800 427,364
Takara Standard Co. Ltd. ................... 10,100 190,997
Takasago International Corp. ................. 11,500 86,215
Takasago Thermal Engineering Co. Ltd. ......... 26,400 761,396
Takashimaya Co. Ltd. ...................... 67,000 796,591
Takeda Pharmaceutical Co. Ltd. ............... 433,700 14,499,797
Takeuchi Manufacturing Co. Ltd. .............. 9,900 446,281
Takuma Co. Ltd. ......................... 12,500 220,346

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Tama Home Co. Ltd.
(a)
..................... 5,200 $ 118,080
Tamron Co. Ltd. .......................... 40,500 280,230
TBS Holdings, Inc. ........................ 7,800 275,885
TDK Corp. ............................. 524,500 9,590,168
TechMatrix Corp. ......................... 9,200 106,812
Techno Ryowa Ltd. ....................... 2,200 97,498
Teijin Ltd. .............................. 49,900 502,535
Tekscend Photomask Corp. .................. 10,000 266,073
Terumo Corp. ........................... 364,600 4,639,174
THK Co. Ltd. ............................ 28,000 1,049,695
Timee, Inc.
(a)(b)
........................... 12,500 101,557
TIS, Inc. ............................... 58,800 1,281,548
TKC Corp. ............................. 7,400 169,564
Toa Corp. .............................. 14,800 264,438
Toagosei Co. Ltd. ......................... 22,200 241,084
Tobu Railway Co. Ltd. ...................... 45,100 805,398
Tocalo Co. Ltd. .......................... 18,000 359,117
Toda Corp. ............................. 60,400 548,353
Toei Animation Co. Ltd. ..................... 21,700 362,464
Toei Co. Ltd. ............................ 7,200 265,495
Toenec Corp. ........................... 9,000 140,229
Toho Bank Ltd. (The) ...................... 54,700 233,483
Toho Co. Ltd. ........................... 143,800 1,337,835
Toho Gas Co. Ltd. ........................ 77,600 582,673
Toho Holdings Co. Ltd. ..................... 15,600 445,814
Tohoku Electric Power Co., Inc. ............... 132,800 927,576
Tokai Carbon Co. Ltd. ...................... 56,800 403,974
TOKAI Holdings Corp. ..................... 29,000 210,732
Tokai Rika Co. Ltd. ........................ 17,900 330,194
Tokai Tokyo Financial Holdings, Inc. ............ 72,500 326,650
Token Corp. ............................ 1,400 113,581
Tokio Marine Holdings, Inc. .................. 498,400 22,825,110
Tokuyama Corp. ......................... 18,100 464,967
Tokyo Century Corp. ....................... 40,400 554,969
Tokyo Electric Power Co. Holdings, Inc.
(b)
......... 406,000 1,545,700
Tokyo Electron Device Ltd. .................. 6,300 139,991
Tokyo Electron Ltd. ....................... 121,700 35,862,876
Tokyo Gas Co. Ltd. ....................... 84,800 3,601,444
Tokyo Kiraboshi Financial Group, Inc. ........... 6,400 476,291
Tokyo Metro Co. Ltd. ...................... 76,400 765,196
Tokyo Ohka Kogyo Co. Ltd. .................. 26,700 1,569,688
Tokyo Seimitsu Co. Ltd. .................... 10,600 1,171,254
Tokyo Steel Manufacturing Co. Ltd. ............. 12,300 133,705
Tokyo Tatemono Co. Ltd. .................... 52,200 1,201,162
Tokyotokeiba Co. Ltd. ...................... 4,200 148,831
Tokyu Construction Co. Ltd. .................. 26,800 252,984
Tokyu Corp. ............................ 132,700 1,410,873
Tokyu Fudosan Holdings Corp. ................ 161,200 1,372,478
Tokyu REIT, Inc. ......................... 199 245,440
TOMONY Holdings, Inc. .................... 34,200 193,125
Tomy Co. Ltd. ........................... 21,900 355,803
TOPPAN Holdings, Inc. ..................... 62,500 1,857,722
Topre Corp. ............................. 10,400 158,051
Toray Industries, Inc. ...................... 373,900 2,684,508
Toridoll Holdings Corp.
(a)
.................... 14,000 361,800
Tosei Corp. ............................. 12,200 126,757
Toshiba TEC Corp. ........................ 6,600 113,655
Tosoh Corp. ............................ 70,898 1,092,520
Totech Corp. ............................ 6,400 156,314
Totetsu Kogyo Co. Ltd. ..................... 5,700 201,167
TOTO Ltd. ............................. 35,900 1,261,104
Towa Corp. ............................. 17,500 332,624
Towa Pharmaceutical Co. Ltd. ................ 5,900 149,238
Toyo Engineering Corp.
(b)
................... 7,000 102,332
Security Shares Value
a
Japan (continued)
Toyo Seikan Group Holdings Ltd. .............. 27,800 $ 576,591
Toyo Suisan Kaisha Ltd. .................... 23,700 1,633,439
Toyo Tanso Co. Ltd. ....................... 2,500 97,401
Toyo Tire Corp. .......................... 33,300 816,453
Toyobo Co. Ltd. .......................... 25,500 233,017
Toyoda Gosei Co. Ltd. ..................... 26,900 793,736
Toyota Boshoku Corp. ..................... 24,000 339,566
Toyota Motor Corp. ....................... 2,569,800 49,328,359
Toyota Tsusho Corp. ....................... 188,000 7,380,088
Transcosmos, Inc. ........................ 6,700 163,570
TRE Holdings Corp. ....................... 9,700 99,311
Trend Micro, Inc. ......................... 33,500 1,166,066
Tri Chemical Laboratories, Inc. ................ 6,000 124,817
Trial Holdings, Inc.
(a)
....................... 10,300 257,903
Trusco Nakayama Corp. .................... 12,800 176,720
TS Tech Co. Ltd. ......................... 19,700 215,768
Tsubakimoto Chain Co. ..................... 19,100 286,320
Tsuburaya Fields Holdings, Inc. ............... 8,400 77,201
Tsugami Corp. ........................... 9,700 290,942
Tsumura & Co. .......................... 18,400 429,159
Tsuruha Holdings, Inc. ..................... 64,335 845,718
Tsurumi Manufacturing Co. Ltd. ............... 8,200 114,233
TV Asahi Holdings Corp. .................... 5,100 105,534
UACJ Corp. ............................ 39,200 691,642
UBE Corp. ............................. 26,500 401,674
Ulvac, Inc. ............................. 12,500 787,156
Umios Corp. ............................ 29,600 250,276
U-Next Holdings Co. Ltd. .................... 17,700 172,642
Unicharm Corp. .......................... 303,200 1,766,464
Union Tool Co.
(a)
......................... 2,700 290,077
United Super Markets Holdings, Inc. ............ 24,900 130,103
United Urban Investment Corp. ............... 851 959,960
Ushio, Inc. ............................. 18,600 374,535
USS Co. Ltd. ............................ 106,400 1,151,979
UT Group Co. Ltd. ........................ 98,900 117,117
Valor Holdings Co. Ltd. ..................... 7,300 172,061
Visional, Inc.
(b)
........................... 6,100 287,866
Wacoal Holdings Corp. ..................... 9,100 268,434
Wacom Co. Ltd. .......................... 34,100 156,953
Wakita & Co. Ltd. ......................... 7,500 86,734
West Holdings Corp. ...................... 5,000 91,885
West Japan Railway Co. .................... 110,100 1,992,984
WingArc1st, Inc. ......................... 5,100 86,977
Workman Co. Ltd. ........................ 5,900 271,342
Yakult Honsha Co. Ltd. ..................... 63,900 1,112,760
YAMABIKO Corp. ........................ 7,500 186,777
Yamada Holdings Co. Ltd. ................... 132,200 441,047
Yamaguchi Financial Group, Inc. .............. 48,400 831,656
Yamaha Corp. ........................... 106,100 757,182
Yamaha Motor Co. Ltd. ..................... 255,700 1,796,030
Yamanashi Chuo Bank Ltd. (The) .............. 7,000 240,827
Yamato Holdings Co. Ltd. ................... 61,900 701,286
Yamato Kogyo Co. Ltd. ..................... 10,300 786,217
Yamazaki Baking Co. Ltd. ................... 33,300 696,538
Yamazen Corp. .......................... 10,700 105,084
Yaskawa Electric Corp. ..................... 60,900 2,159,515
Yellow Hat Ltd. .......................... 18,500 179,055
Yodoko Ltd. ............................ 27,500 236,120
Yokogawa Bridge Holdings Corp. .............. 7,500 140,513
Yokogawa Electric Corp. .................... 60,800 2,116,918
Yokohama Financial Group, Inc. ............... 279,600 2,654,131
Yokohama Rubber Co. Ltd. (The) .............. 33,200 1,351,298
Yonex Co. Ltd. ........................... 16,400 277,693
Yoshinoya Holdings Co. Ltd. ................. 18,700 377,238

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Yuasa Co. Ltd. .......................... 3,600 $ 137,385
Yurtec Corp. ............................ 9,900 158,572
Zacros Corp. ............................ 22,000 193,099
Zenkoku Hosho Co. Ltd. .................... 27,300 549,993
Zensho Holdings Co. Ltd. ................... 26,500 1,460,547
Zeon Corp. ............................. 36,100 420,780
ZERIA Pharmaceutical Co. Ltd. ............... 8,100 111,704
Zojirushi Corp. ........................... 8,300 83,592
ZOZO, Inc. ............................. 126,800 853,676
Zuken, Inc. ............................. 3,300 93,161
1,700,574,458
a
New Zealand  — 0.5%
Air New Zealand Ltd. ...................... 450,268 113,048
Auckland International Airport Ltd. ............. 467,118 2,276,588
Contact Energy Ltd. ....................... 224,690 1,260,989
EBOS Group Ltd. ......................... 51,612 648,823
Fisher & Paykel Healthcare Corp. Ltd. ........... 158,002 3,404,985
Fletcher Building Ltd.
(a)(b)
.................... 286,326 472,980
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 289,393 323,112
Infratil Ltd. ............................. 247,839 1,825,710
Kiwi Property Group Ltd. .................... 581,907 314,542
Mercury NZ Ltd. .......................... 189,988 751,977
Meridian Energy Ltd. ...................... 348,458 1,169,237
Ryman Healthcare Ltd.
(b)
.................... 250,595 315,179
Spark New Zealand Ltd. .................... 535,170 657,596
13,534,766
a
Singapore  — 4.8%
AIMS APAC REIT ........................ 149,865 177,794
Bitdeer Technologies Group, Class A
(a)(b)
......... 30,005 338,756
Bumitama Agri Ltd. ........................ 95,200 154,827
CapitaLand Ascendas REIT .................. 1,103,278 2,168,456
CapitaLand Ascott Trust .................... 705,866 497,298
CapitaLand China Trust
(a)
................... 346,035 180,947
Capitaland India Trust
(a)
.................... 255,080 210,429
CapitaLand Integrated Commercial Trust ......... 1,625,131 3,026,833
CapitaLand Investment Ltd. .................. 627,600 1,376,402
CDL Hospitality Trusts
(a)
.................... 260,255 165,981
Centurion Accommodation REIT
(a)(b)
............ 225,200 194,871
Centurion Corp. Ltd.
(a)
...................... 88,000 113,388
China Aviation Oil Singapore Corp. Ltd. .......... 63,200 105,407
City Developments Ltd. ..................... 133,700 860,485
ComfortDelGro Corp. Ltd.
(a)
.................. 640,800 746,061
DBS Group Holdings Ltd. ................... 575,740 26,547,755
Digital Core REIT Management Pte Ltd. ......... 302,600 156,245
ESR-REIT ............................. 168,935 321,615
Far East Hospitality Trust
(a)
.................. 275,800 124,595
First Resources Ltd. ....................... 165,000 453,256
Food Empire Holdings Ltd.
(a)
................. 60,400 155,703
Frasers Centrepoint Trust ................... 361,389 665,975
Frasers Logistics & Commercial Trust ........... 763,983 577,370
Genting Singapore Ltd. ..................... 1,584,500 850,272
Golden Agri-Resources Ltd. .................. 1,770,900 441,340
Grab Holdings Ltd., Class A
(b)
................. 640,044 2,444,968
Hafnia Ltd.
(a)
............................ 85,742 760,273
Hong Leong Asia Ltd.
(a)
..................... 52,700 120,438
Hutchison Port Holdings Trust, Class U .......... 1,171,900 246,099
iFAST Corp. Ltd.
(a)
........................ 52,300 360,018
Keppel DC REIT ......................... 553,052 1,023,552
Keppel Infrastructure Trust .................. 1,205,249 511,341
Keppel Ltd. ............................. 392,800 3,362,139
Keppel REIT
(a)
........................... 1,013,273 713,410
Lendlease Global Commercial REIT ............ 710,070 317,992
Security Shares Value
a
Singapore (continued)
Mapletree Industrial Trust
(a)
.................. 554,120 $ 859,922
Mapletree Logistics Trust
(a)
.................. 936,787 901,844
Mapletree Pan Asia Commercial Trust
(a)
.......... 635,795 646,042
NETLINK NBN TRUST ..................... 877,700 696,478
NTT DC REIT
(b)
.......................... 205,400 201,747
Olam Group Ltd.
(a)
........................ 288,200 230,959
Oversea-Chinese Banking Corp. Ltd. ........... 920,875 15,887,487
Parkway Life REIT ........................ 122,300 386,972
Propnex Ltd.
(a)
........................... 61,300 84,439
Raffles Medical Group Ltd.
(a)
................. 230,600 180,270
Riverstone Holdings Ltd.
(a)
................... 123,100 72,138
Sasseur REIT ........................... 165,200 87,067
SATS Ltd. .............................. 237,778 618,866
Sea Ltd., Class A, ADR
(b)
.................... 107,566 9,130,202
Seatrium Ltd. ........................... 636,995 1,180,898
Sembcorp Industries Ltd.
(a)
.................. 243,200 1,276,299
Sheng Siong Group Ltd. .................... 207,900 495,578
SIA Engineering Co. Ltd. .................... 99,900 246,669
Singapore Airlines Ltd. ..................... 421,000 2,085,098
Singapore Exchange Ltd. ................... 235,900 4,033,593
Singapore Post Ltd. ....................... 599,100 162,683
Singapore Technologies Engineering Ltd. ......... 426,000 3,610,127
Singapore Telecommunications Ltd. ............ 1,998,300 7,237,439
Starhill Global REIT ....................... 420,300 182,036
StarHub Ltd.
(a)
........................... 172,700 143,826
Stoneweg Europe Stapled Trust, NVS ........... 93,800 171,086
Suntec REIT ............................ 532,200 626,223
Super Hi International Holding Ltd.
(b)
............ 58,000 79,456
UMS Integration Ltd.
(a)
..................... 195,025 335,383
United Overseas Bank Ltd. .................. 340,600 9,699,968
UOB-Kay Hian Holdings Ltd. ................. 88,500 283,433
UOL Group Ltd. .......................... 126,200 1,055,753
Venture Corp. Ltd. ........................ 73,300 935,596
Wilmar International Ltd. .................... 528,500 1,507,480
Yangzijiang Financial Holding Ltd.
(b)
............ 577,100 118,811
Yangzijiang Maritime Development Ltd.
(a)(b)
........ 581,000 308,920
Yangzijiang Shipbuilding Holdings Ltd. ........... 697,500 2,378,798
Yanlord Land Group Ltd.
(b)
................... 162,400 88,922
118,700,799
a
United Kingdom  — 0.1%
Greatland Resources Ltd.
(b)
.................. 139,187 1,362,119
a
Total Common Stocks — 99.0%
(Cost: $1,887,116,847) ............................... 2,464,220,507
a
Preferred Stocks
Japan  — 0.0%
Ito En Ltd., Preference Shares, NVS ............ 6,800 78,184
a
Total Preferred Stocks — 0.0%
(Cost: $86,789) .................................... 78,184
a
Total Long-Term Investments — 99.0%
(Cost: $1,887,203,636) ............................... 2,464,298,691

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(e)(f)(g)
...................... 24,056,201 $ 24,063,418
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(e)(f)
............................. 229,743 229,743
a
Total Short-Term Securities — 1.0%
(Cost: $24,293,833) ................................. 24,293,161
Total Investments —  100.0%
(Cost: $1,911,497,469) ............................... 2,488,591,852
Other Assets Less Liabilities — 0.0% ...................... 79,855
Net Assets — 100.0% ................................. $ 2,488,671,707
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares
Held at
04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,598,822 $ 7,468,158
(a)
$ — $ (2,890) $ (672) $ 24,063,418 24,056,201 $ 289,529
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 140,000 89,743
(a)
— — — 229,743 229,743 10,289 —
$ — $ (2,890) $ (672)
$ 24,293,161
$ 299,818 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 68 06/11/26 $ 16,331 $ 791,308
SPI 200 Index ........................................................................ 37 06/18/26 5,772 65,097
$ 856,405

iShares
®
Core MSCI Pacific ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 123,994,567  $ 2,339,978,405  $ 247,535  $ 2,464,220,507
Preferred Stocks ......................................... 78,184  —  —  78,184
Short-Term Securities
Money Market Funds ...................................... 24,293,161  —  —  24,293,161
$ 148,365,912  $ 2,339,978,405  $ 247,535  $ 2,488,591,852
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 856,405  $ —  $ —  $ 856,405
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)